Steven G. Canner
212 836-8136
Fax 212 836-6636
scanner@kayescholer.com
425 Park Avenue
New York, New York 10022-3598
212 836-8000
Fax 212 836-8689
www.kayescholer.com

April 29, 2010
Mr. Jeffrey Riedler
Assistant Director
Division of Corporation Finance
U.S. Securities and Exchange Commission
Mail Stop 4720
100 F Street, N.E.
Washington, D.C. 20549

Re:	Columbia Laboratories, Inc. Preliminary Proxy Statement on Schedule 14A Amendment No. 1 Filed April 13, 2010 File No. 001-10352
Dear Mr. Riedler:
          This letter is submitted on behalf of our client, Columbia Laboratories, Inc. (the “Company”), in response to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the U.S. Securities and Exchange Commission (the “SEC”) with respect to Amendment No. 1 to the Company’s Preliminary Proxy Statement on Schedule 14A (File No. 001-10352) (the “Proxy Statement”) set forth in your letter to Mr. Frank C. Condella, Jr., the Company’s Interim Chief Executive Officer, dated April 23, 2010 (the “Comment Letter”). In response to the aforementioned Staff comments, Amendment No. 2 to the Proxy Statement (“Amendment No. 2”) is being filed concurrently herewith. All references to page numbers herein refer to pages in Amendment No. 2. Capitalized terms used but not defined herein have the meanings ascribed to them in Amendment No. 2.
          Each comment presented by the Staff in the Comment Letter is set forth in italics below, immediately followed by the Company’s corresponding response. The information in the responses was provided to us by the Company.
          1. As discussed in an April 20, 2010 conference call, we believe that the Proxy Statement should include a) unaudited financial statements of the Progesterone product line to be marketed by Watson for the three years ended December 31, 2009 and b) Article 11 pro forma financial information showing the effects of the Purchase and Collaboration Agreement with Watson and the Note Repurchase Agreement. Also as discussed, provide us an analysis supporting your accounting treatment of the Purchase and Collaboration Agreement with Watson, with reference to authoritative literature.
          RESPONSE: The Company has revised the Proxy Statement to include unaudited financial statements relating to U.S. sales of Progesterone Products for each of the three fiscal years ended December 31, 2009 on pages 127 through 128 of Amendment No. 2. However, as discussed with the

Mr. Jeffrey Riedler	- 2 -	April 29, 2010
Staff, these financial statements are limited to statements of revenue and direct costs associated with the Company’s U.S. sales of Progesterone Products because the Company does not believe that it can present full financial statements with respect to the assets to be sold pursuant to the Purchase and Collaboration Agreement prepared in accordance with generally accepted accounting principles (“GAAP”), due to the general nature of the Asset Sale. Specifically, the Company is of this view since, at the Closing, (i) the only assets to be sold to Buyer under the Purchase and Collaboration Agreement are the Company’s intangible assets principally related to the Progesterone Products (i.e., regulatory filings, patents, trademarks, know-how, information, specific contracts and other intellectual property), (ii) the Company will, in essence, maintain the rights to produce Progesterone Products for international sales through Merck Serono, (iii) Buyer will not acquire related assets under the Purchase and Collaboration Agreement, such as inventory and accounts receivable (however, Buyer will, under the Supply Agreement, acquire the Company’s existing inventory of Progesterone Products at the time of the Closing) and (iv) Buyer will, under the Purchase and Collaboration Agreement, only assume limited and specific liabilities of the Company (i.e., liabilities arising (a) out of or relating to the use of the assets on and after the relevant Closing Date and (b) under the specific assigned contracts, to the extent arising after the Closing Date) and not assume accounts payable. Moreover, as detailed in my letter, dated April 13, 2010, to the Staff and in the Proxy Statement, the Company, after the Closing, will continue to manufacture Progesterone Products in the same manner that it currently does and then sell Progesterone Products to Buyer under the Supply Agreement. As a result, the Company will continue, after the Closing, to have in-process and newly manufactured finished goods inventory for Progesterone Products as well as receivables relating to the sale of Progesterone Products to Buyer and associated accounts payable and other liabilities. Also, the Company will continue to reflect in its financial statements sales and costs of sales related to the sale of Progesterone Products to Buyer. Finally, the Company believes that the presentation of such financial statements included in Amendment No. 2 is common for the acquisition of assets, as opposed to the acquisition of an entire business, and as the Staff pointed out during our discussions, this presentation would mirror the presentation that Watson would have been required to make in a Current Report on Form 8-K, if the Watson Transactions were material to Watson. Based on our discussions with the Staff and for the reasons stated above, the Company respectfully submits that the presentation of the historical unaudited financial statements relating to the assets to be sold pursuant to the Purchase and Collaboration Agreement included in Amendment No. 2 is appropriate and provides meaningful information to the Company’s stockholders.
          The Company has also revised the Proxy Statement to include the pro forma financial statements as required by Article 11 of S-X relating to the Watson Transactions and the Debt Retirement (which will be accomplished through the utilization of a substantial portion of the Upfront Payment). Please see pages 129 through 136 of Amendment No. 2.
          Set forth on pages 13, 65 and 66 of Amendment No. 2 is an explanation of the Company’s planned accounting treatment for the Watson Transactions. That treatment was based on ASC 605-25, Revenue Recognition for Multiple Element Arrangements (formerly EITF 00-210). The elements covered by the Watson Transactions are:
A.	The sale of intangible assets principally related to Progesterone Products (as described above);

B.	The ongoing research and development project (the “On-going R&D Project”) for additional usages of Progesterone Products (specifically, the preterm birth indication for PROCHIEVE 8%);

Mr. Jeffrey Riedler	- 3 -	April 29, 2010
C.	The Supply Agreement for manufacture/sale of Progesterone Products for their current indication (i.e., infertility) and for additional usages (i.e., the preterm birth indication, subject to FDA approval).
          The Company believes that it is able to establish objective and reliable evidence for the pricing under the Supply Agreement based upon similar arrangements that it has in place, as well as similar arrangements in the pharmaceuticals industry. Thus, the Company is of the view that the pricing under the Supply Agreement represents a fair price. However, the Company is not able to establish objective and reliable evidence for either the intangible assets to be sold under the Purchase and Collaboration Agreement or the On-going R&D Project. Thus, the excess of the $47 million Upfront Payment to be received from Buyer under the Purchase and Collaboration Agreement over the fair market value of the 11.2 million shares of Common Stock and the book value of the assets to be sold to Buyer under the Purchase and Collaboration Agreement will be deferred and amortized over the future period of the On-going R&D Project, currently estimated by the Company to be completed during the middle of 2011. The amortization of the deferred revenue will be based on the costs incurred by the Company during each period compared to the Company’s budget of total estimated costs. The Company believes this methodology complies with the applicable accounting standards set forth above and reflects the economics of the Watson Transactions.
          2. We note your response to our prior comment 4. However, The Staff considers Mr. Curran to be an affiliate of the company based on his substantial ownership, and therefore it does not appear that your company is eligible to use Form S-3. Please confirm that when you deliver your proxy statements you will also deliver the reports incorporated by reference into the proxy statement.
          According to Amendment No. 4 to Schedule 13G filed by John P. Curran with the SEC on April 27, 2010, Mr. Curran reported beneficial ownership of 9.99% of our Common Stock. Based on this filing and that the Company is not aware of any relationships that Mr. Curran and/or his affiliates have with the Company (other than by virtue of Mr. Curran and his affiliates owning shares of Common Stock, Notes and warrants to purchase shares of Common Stock (and being a party to the Securities Purchase Agreement related thereto)), the Company submits that Mr. Curran is not an “affiliate” of the Company. Therefore, for the reasons set forth in my letter, dated April 13, 2010, to Mr. Riedler with respect to the Proxy Statement and the Staff’s comments relating thereto, the Company believes it has, as of the date hereof, met the requirements to incorporate information by reference into the Proxy Statement and is not currently required to deliver the reports referred to in comment No. 2 to stockholders.
          In connection with the Staff’s comments, the Company has requested us to inform you that it acknowledges the following:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement (and the amendments thereto);

•	Staff comments or changes to disclosure in response to Staff comments in the filings do not foreclose the SEC from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Mr. Jeffrey Riedler	- 4 -	April 29, 2010
          Thank you for your assistance in this matter. Please call upon the undersigned at (212) 836 - 8136 if we can be of further assistance. We thank you in advance for your customary courtesy.

Sincerely,

/s/ Steven G. Canner

Steven G. Canner

cc:	Mr. Mike Rosenthall
Ms. Lisa Vanjoske
Mr. James Rosenberg
Mr. Frank C. Condella, Jr.
Mr. Larry Gyenes
Mr. Michael McGrane, Esq.